Significant accounting policies (Details)	12 Months Ended
Dec. 31, 2021
North Country Gold Corp
Statement [Line Items]
Place of incorporation	BC, Canada
Funtional currency	CAD
Beneficial interest	100.00%
Homestake Resource Corporation
Statement [Line Items]
Place of incorporation	BC, Canada
Funtional currency	CAD
Beneficial interest	100.00%
Homestake Royalty Corporation
Statement [Line Items]
Place of incorporation	BC, Canada
Funtional currency	CAD
Beneficial interest	100.00%
Eastmain Resources Inc.
Statement [Line Items]
Place of incorporation	ON, Canada
Funtional currency	CAD
Beneficial interest	100.00%
Eastmain Mines Inc.
Statement [Line Items]
Place of incorporation	Canada
Funtional currency	CAD
Beneficial interest	100.00%
Fury Gold USA Limited
Statement [Line Items]
Place of incorporation	Delaware, U.S.A
Funtional currency	USD
Beneficial interest	100.00%